Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Schedule Of Options Awarded

	Options Grant Date
	12/04/12	12/05/10
Awarded Options	5,625	11,875
Exercise Price	$7.84	$11.36
Date Vested	06/04/13	06/30/11
Expiration Date	12/4/2016	12/2/2014

Schedule Of Estimated Fair Value Of Options

	Grant Date
	12/04/12	12/02/10
Volatility	54.00%	50.00%
Expected dividend yield	0.80%	6.33%
Expected term (in years)	4.00	3.79
Risk free interest rate	0.49%	1.27%

Schedule Of Stock Option Activity

	Shares	Weighted- Average Exercise Price	Aggregate Fair Value	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at December 31, 2011	26,938	$16.06	$76
Granted	5,625	7.84	17
Exercised	—	—	—
Forfeited or expired	4,688	36.13	15

Outstanding at December 31, 2012	27,875	$11.03	$78	$1.92	$—

Exercisable at December 31, 2012	22,250	$11.83	$61	$1.41	$—